Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0001780531
Registrant Name	ONECONNECT FINANCIAL TECHNOLOGY CO., LTD.
Form Type	SC 13E-3
Submission Type	SC 13E3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A